CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Variable Interest Entity, Primary Beneficiary CNY	Dec. 31, 2013 Variable Interest Entity, Primary Beneficiary CNY
Accounts receivable, allowance for doubtful accounts	$ 77,511	480,926	404,711
Accounts payable, consolidated VIEs	6,481,266	40,213,660	69,376,348	15,458,464	29,038,215
Other taxes payable, consolidated VIEs	150,281	932,431	1,238,852	443,467	521,977
Advances from customers, consolidated VIEs	2,713,014	16,833,165	18,896,049	7,192,127	8,550,844
Amounts due to related parties, consolidated VIEs	1,016,174	6,304,956	4,799,753	6,304,956	7,886,222
Deferred revenue, consolidated VIEs	3,293,518	20,434,962	20,113,256	4,990,959	9,566,329
Refund of game points, consolidated VIEs	27,398,814	169,998,682	169,998,682	169,998,682	169,998,682
Other payables and accruals, consolidated VIEs	6,748,679	41,872,851	45,669,488	26,346,672	22,798,639
Long-term accounts payables, consolidated VIEs	3,060,987	18,992,201	21,110,517
Deferred tax liabilities, non-current , consolidated VIEs	$ 864,266	5,362,427	5,343,060
Ordinary shares, par value	$ 0.01
Ordinary shares, shares issued	23,201,601	23,201,601	23,146,859
Ordinary shares, shares outstanding	23,201,601	23,201,601	23,146,859